UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	06-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Target 2010 Fund

June 30, 2009

Target 2010 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares/Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 81.9%
CATS, 4.98%, 8/15/09	$ 16,367,000	$ 16,359,406
TIGR, 2.95%, 8/15/09	13,000	7,804
TIGR, 2.95%, 8/15/09	149,500	89,748
AID (Israel), 2.77%, 9/15/09	3,000,000	2,995,110
REFCORP STRIPS - COUPON, 3.65%, 10/15/09	534,000	533,095
CATS, 6.14%, 11/15/09	1,417,000	1,414,778
STRIPS - PRINCIPAL, 7.18%, 11/15/09	10,500,000	10,481,415
REFCORP STRIPS - COUPON, 3.63%, 1/15/10	715,000	712,464
STRIPS - PRINCIPAL, 4.00%, 2/15/10	13,500,000	13,452,777
STRIPS - PRINCIPAL, 4.43%, 2/15/10	8,000,000	7,978,944
STRIPS - PRINCIPAL, 3.93%, 8/15/10	8,000,000	7,947,240
STRIPS - PRINCIPAL, 5.09%, 8/15/10	2,000,000	1,985,810
REFCORP STRIPS - COUPON, 5.21%, 10/15/10	4,364,000	4,302,415
STRIPS - COUPON, 2.56%, 11/15/10	11,400,000	11,281,645
REFCORP STRIPS - COUPON, 6.28%, 1/15/11	19,361,000	18,980,847
Federal Judiciary, 4.38%, 2/15/11	507,000	492,363
STRIPS - COUPON, 2.56%, 2/15/11	23,810,000	23,460,374
STRIPS - PRINCIPAL, 4.58%, 2/15/11	1,000,000	985,666
REFCORP STRIPS - COUPON, 3.63%, 4/15/11	9,150,000	8,939,669
STRIPS - COUPON, 2.56%, 8/15/11	25,715,000	25,104,706
REFCORP STRIPS - COUPON, 4.80%, 10/15/11	29,287,000	28,380,743
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $178,908,547)		185,887,019
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 17.9%
FNMA STRIPS - COUPON, 1.68%, 11/15/09	5,000,000	4,982,525
FICO STRIPS - COUPON, 4.27%, 4/6/10	3,244,000	3,215,236
Government Trust Certificates, 2.83%, 5/15/10	7,552,000	7,477,424
FICO STRIPS - COUPON, 6.09%, 5/30/10	2,805,000	2,774,392
FICO STRIPS - COUPON, 5.01%, 9/26/10	2,000,000	1,959,464
FICO STRIPS - COUPON, 4.42%, 10/6/10	2,800,000	2,740,559
FICO STRIPS - COUPON, 6.11%, 11/11/10	7,000,000	6,826,316
Government Trust Certificates, 5.11%, 11/15/10	2,381,000	2,327,532
Government Trust Certificates, 5.38%, 11/15/10	4,403,000	4,304,126
FNMA STRIPS - COUPON, 2.34%, 11/15/11	4,300,000	4,078,094
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $39,496,841)		40,685,668
TEMPORARY CASH INVESTMENTS ― 0.4%
FHLB Discount Notes, 0.01%, 7/1/09(2)	978,000	978,000

JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	590	590
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $978,590)	978,590

Target 2010 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Value

TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $219,383,978)	$ 227,551,277
OTHER ASSETS AND LIABILITIES — (0.2)%	(439,315)
TOTAL NET ASSETS — 100.0%	$ 227,111,962

Notes to Schedule of Investments
AID	-	Agency for International Development
CATS	-	Certificates of Accrual of Treasury Securities
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TIGR	-	Treasury Investment Growth Receipts

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2010 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and equivalents	–	$ 185,887,019	–
Zero-Coupon U.S. Government Agency Securities	–	40,685,668	–
Temporary Cash Investments	$ 590	978,000	–
Total Value of Investment Securities	$ 590	$ 227,550,687	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 219,455,019
Gross tax appreciation of investments	$ 8,096,258
Gross tax depreciation of investments	-
Net tax appreciation (depreciation) of investments	$ 8,096,258

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2015 Fund

June 30, 2009

Target 2015 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 86.0%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 43,236
REFCORP STRIPS - COUPON, 4.55%, 4/15/14	1,404,000	1,206,544
TVA STRIPS - COUPON, 4.97%, 5/1/14	150,000	126,886
STRIPS - COUPON, 4.26%, 5/15/14	4,000,000	3,495,720
REFCORP STRIPS - COUPON, 4.82%, 10/15/14	184,000	154,555
AID (Israel), 4.77%, 11/1/14	2,600,000	2,152,774
STRIPS - COUPON, 3.82%, 11/15/14	4,000,000	3,423,324
REFCORP STRIPS - COUPON, 6.72%, 1/15/15	14,810,000	12,307,851
Federal Judiciary, 4.78%, 2/15/15	5,485,000	4,422,638
STRIPS - COUPON, 5.60%, 2/15/15	5,350,000	4,533,825
AID (Israel), 4.72%, 3/15/15	4,292,000	3,490,692
AID (Israel), 4.72%, 5/1/15	10,000,000	8,072,970
AID (Israel), 4.72%, 5/15/15	2,350,000	1,892,864
STRIPS - COUPON, 3.74%, 5/15/15	15,158,000	12,683,669
REFCORP STRIPS - COUPON, 8.57%, 7/15/15	13,469,000	10,931,575
AID (Israel), 4.10%, 8/15/15	15,000,000	11,951,220
Federal Judiciary, 4.78%, 8/15/15	7,021,000	5,513,907
STRIPS - COUPON, 9.56%, 8/15/15	2,428,000	2,012,904
STRIPS - PRINCIPAL, 4.89%, 8/15/15	2,000,000	1,661,980
REFCORP STRIPS - COUPON, 7.42%, 10/15/15	31,598,000	25,244,780
TVA STRIPS - COUPON, 4.30%, 11/1/15	4,000,000	3,124,072
STRIPS - COUPON, 4.82%, 11/15/15	30,231,000	24,624,661
STRIPS - PRINCIPAL, 3.40%, 11/15/15	17,750,000	14,480,947
REFCORP STRIPS - COUPON, 5.15%, 1/15/16	4,159,000	3,268,279
Federal Judiciary, 5.42%, 2/15/16	10,000	7,573
STRIPS - COUPON, 3.08%, 2/15/16	13,000,000	10,437,427
STRIPS - PRINCIPAL, 3.69%, 2/15/16	3,500,000	2,822,736
STRIPS - COUPON, 2.94%, 5/15/16	13,700,000	10,871,114
STRIPS - COUPON, 2.95%, 5/15/16	2,000,000	1,595,306
REFCORP STRIPS - COUPON, 8.23%, 7/15/16	28,091,000	21,405,679
STRIPS - COUPON, 2.29%, 8/15/16	17,000,000	13,243,442
REFCORP STRIPS - COUPON, 9.38%, 10/15/16	47,742,000	35,865,796
STRIPS - COUPON, 1.72%, 11/15/16	11,000,000	8,479,746
STRIPS - PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,551,070
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $234,754,463)		267,101,762
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 14.0%
FICO STRIPS - COUPON, 5.00%, 4/6/14	3,570,000	2,969,801
FICO STRIPS - COUPON, 5.08%, 5/2/14	96,000	79,644
FICO STRIPS - COUPON, 5.08%, 5/30/14	3,821,000	3,160,815
FICO STRIPS - COUPON, 4.97%, 10/5/14	22,000	17,895
FHLMC STRIPS - COUPON, 4.94%, 11/24/14	5,000,000	4,075,630
FICO STRIPS - COUPON, 5.00%, 11/30/14	180,000	145,288
FICO STRIPS - COUPON, 5.13%, 2/8/15	136,000	108,742
FICO STRIPS - COUPON, 6.78%, 2/8/15	7,681,000	6,141,505
FICO STRIPS - COUPON, 4.98%, 4/6/15	3,038,000	2,405,999
FICO STRIPS - COUPON, 5.76%, 4/6/15	1,017,000	805,431
FHLMC STRIPS - COUPON, 5.88%, 7/15/15	3,750,000	2,961,656
FNMA STRIPS - COUPON, 5.46%, 7/15/15	2,337,000	1,844,627

Target 2015 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount/Shares	Value

FHLMC STRIPS - COUPON, 4.28%, 9/15/15	$ 3,500,000	$ 2,735,652
FICO STRIPS - COUPON, 5.47%, 11/2/15	52,000	39,773
FICO STRIPS - COUPON, 5.77%, 11/11/15	2,000,000	1,526,770
FICO STRIPS - COUPON, 5.16%, 12/6/15	190,000	144,381
FICO STRIPS - COUPON, 4.70%, 12/27/15	5,125,000	3,879,989
FICO STRIPS - COUPON, 6.42%, 6/6/16	5,000,000	3,685,145
FNMA STRIPS - COUPON, 4.29%, 11/15/16	9,250,000	6,691,283
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $40,659,406)		43,420,026
TEMPORARY CASH INVESTMENTS ― 0.1%
FHLB Discount Notes, 0.01%, 7/1/09(2)	418,000	418,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	984	984
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $418,984)		418,984

TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $275,832,853)		310,940,772
OTHER ASSETS AND LIABILITIES — (0.1)%		(324,757)
TOTAL NET ASSETS — 100.0%		$310,616,015

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2015 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
  •     Level 2 valuation inputs consist of significant direct or indirect observable market data
        (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
  •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and equivalents	–	$ 267,101,762	–
Zero-Coupon U.S. Government Agency Securities	–	43,420,026	–
Temporary Cash Investments	$ 984	418,000	–
Total Value of Investment Securities	$ 984	$ 310,939,788	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 275,915,410
Gross tax appreciation of investments	$ 35,140,332
Gross tax depreciation of investments	(114,970)
Net tax appreciation (depreciation) of investments	$ 35,025,362

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2020 Fund

June 30, 2009

Target 2020 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 88.2%
REFCORP STRIPS - COUPON, 6.36%, 1/15/19	$ 7,000,000	$ 4,645,221
Federal Judiciary, 5.27%, 2/15/19	306,000	193,703
REFCORP STRIPS - COUPON, 4.61%, 4/15/19	5,059,000	3,291,077
Federal Judiciary, 5.67%, 8/15/19	339,000	207,125
REFCORP STRIPS - COUPON, 5.00%, 10/15/19	630,000	396,847
REFCORP STRIPS - PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,108,091
REFCORP STRIPS - COUPON, 8.53%, 1/15/20	14,674,000	9,067,358
REFCORP STRIPS - COUPON, 6.35%, 4/15/20	7,299,000	4,411,158
AID (Israel), 4.62%, 5/1/20	15,000,000	8,836,080
AID (Israel), 5.91%, 5/15/20	396,000	232,385
REFCORP STRIPS - COUPON, 8.41%, 7/15/20	25,918,000	15,383,733
REFCORP STRIPS - PRINCIPAL, 6.52%, 7/15/20	26,144,000	15,551,445
Federal Judiciary, 6.19%, 8/15/20	115,000	64,818
STRIPS - COUPON, 6.69%, 8/15/20	1,000,000	621,523
REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	5,000,000	2,927,250
STRIPS - COUPON, 11.32%, 11/15/20	20,807,000	12,713,618
REFCORP STRIPS - COUPON, 8.45%, 1/15/21	16,789,000	9,642,141
REFCORP STRIPS - PRINCIPAL, 6.00%, 1/15/21	13,535,000	7,802,914
Federal Judiciary, 5.75%, 2/15/21	110,000	59,932
STRIPS - COUPON, 4.86%, 2/15/21	18,188,000	10,974,894
STRIPS - PRINCIPAL, 4.09%, 2/15/21	11,000,000	6,659,488
AID (Israel), 4.40%, 5/15/21	5,000,000	2,740,280
STRIPS - COUPON, 6.05%, 5/15/21	10,000,000	5,935,740
STRIPS - PRINCIPAL, 5.22%, 5/15/21	13,250,000	7,891,395
STRIPS - COUPON, 4.94%, 8/15/21	13,000,000	7,619,521
STRIPS - PRINCIPAL, 3.94%, 8/15/21	4,500,000	2,642,845
STRIPS - COUPON, 4.67%, 11/15/21	8,000,000	4,620,752
STRIPS - PRINCIPAL, 3.75%, 11/15/21	15,775,000	9,148,001
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $138,896,715)		158,389,335
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 11.4%
FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	535,000	334,195
TVA STRIPS - COUPON, 5.66%, 5/1/19	11,000	6,952
FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	5,700,000	3,440,737
TVA STRIPS - COUPON, 5.70%, 11/1/19	9,000	5,510
FHLMC STRIPS - COUPON, 6.30%, 1/15/20	6,250,000	3,744,562
FNMA STRIPS - COUPON, 4.95%, 7/15/20	10,000,000	5,747,080
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	4,146,553
FHLMC STRIPS - COUPON, 5.39%, 9/15/21	5,727,000	3,047,337
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $19,818,833)	20,472,926

Target 2020 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

TEMPORARY CASH INVESTMENTS ― 1.8%
FHLB Discount Notes, 0.01%, 7/1/09(2)
(Cost $3,201,000)	$ 3,201,000	$ 3,201,000

TOTAL INVESTMENT SECURITIES — 101.4%
(Cost $161,916,548)		182,063,261
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,589,250)
TOTAL NET ASSETS — 100.0%		$179,474,011

Notes to Schedule of Investments
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2020 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS 1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$ 158,389,335	–
Zero-Coupon U.S. Government Agency Securities	–	20,472,926	–
Temporary Cash Investments	–	3,201,000	–
Total Value of Investment Securities	–	$ 182,063,261	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 161,916,548
Gross tax appreciation of investments	$ 22,083,415
Gross tax depreciation of investments	(1,936,702)
Net tax appreciation (depreciation) of investments	$ 20,146,713

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Target 2025 Fund

June 30, 2009

Target 2025 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 84.2%
REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$4,650,000	$ 2,244,150
REFCORP STRIPS - COUPON, 6.66%, 4/15/24	1,560,000	742,462
REFCORP STRIPS - COUPON, 4.99%, 7/15/24	6,926,000	3,251,106
REFCORP STRIPS - COUPON, 5.41%, 10/15/24	12,184,000	5,638,268
STRIPS - COUPON, 4.70%, 11/15/24	2,800,000	1,383,749
REFCORP STRIPS - COUPON, 6.37%, 1/15/25	24,097,000	10,980,449
STRIPS - COUPON, 6.21%, 2/15/25	2,000,000	973,852
REFCORP STRIPS - COUPON, 6.56%, 4/15/25	23,013,000	10,349,268
STRIPS - COUPON, 5.84%, 5/15/25	7,000,000	3,372,586
REFCORP STRIPS - COUPON, 6.14%, 7/15/25	20,000,000	8,872,940
STRIPS - COUPON, 5.06%, 11/15/25	35,903,000	16,888,412
STRIPS - COUPON, 4.92%, 2/15/26	22,799,000	10,582,703
STRIPS - PRINCIPAL, 3.68%, 2/15/26	6,750,000	3,205,784
REFCORP STRIPS - COUPON, 6.06%, 4/15/26	52,941,000	22,587,595
STRIPS - COUPON, 5.30%, 5/15/26	16,991,000	7,801,401
REFCORP STRIPS - COUPON, 7.30%, 7/15/26	29,127,000	12,293,633
STRIPS - COUPON, 5.64%, 8/15/26	9,100,000	4,140,728
REFCORP STRIPS - COUPON, 7.35%, 10/15/26	11,739,000	4,900,375
STRIPS - COUPON, 5.15%, 11/15/26	12,000,000	5,404,296
STRIPS - PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,286,470
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $121,280,034)		137,900,227
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 15.2%
FNMA STRIPS - COUPON, 6.14%, 4/8/24	10,000	4,563
TVA STRIPS - COUPON, 6.58%, 5/1/24	1,000,000	457,949
FHLMC STRIPS - COUPON, 5.45%, 9/15/24	42,000	18,680
FNMA STRIPS - COUPON, 5.75%, 11/15/24	12,369,000	5,446,120
FNMA STRIPS - COUPON, 5.30%, 1/15/25	247,000	107,556
FHLMC STRIPS - COUPON, 5.06%, 3/15/25	5,342,000	2,303,422
FHLMC STRIPS - COUPON, 5.18%, 3/15/25	8,593,000	3,705,422
FNMA STRIPS - COUPON, 5.11%, 5/15/25	1,838,000	774,666
FHLMC STRIPS - COUPON, 5.05%, 9/15/25	7,162,000	2,996,975
FHLMC STRIPS - COUPON, 5.13%, 9/15/25	5,184,000	2,169,271
TVA STRIPS - COUPON, 6.08%, 11/1/25	1,162,000	488,154
TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25	9,188,000	3,954,129
FHLMC STRIPS - COUPON, 5.35%, 12/11/25	5,000,000	2,060,355
FNMA STRIPS - COUPON, 5.10%, 1/15/26	841,000	345,098
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $24,788,265)		24,832,360

Target 2025 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

TEMPORARY CASH INVESTMENTS ― 7.7%
FHLB Discount Notes, 0.01%, 7/1/09(2)
(Cost $12,622,000)	$12,622,000	$ 12,622,000

TOTAL INVESTMENT SECURITIES — 107.1%
(Cost $158,690,299)		175,354,587
OTHER ASSETS AND LIABILITIES — (7.1)%		(11,598,875)
TOTAL NET ASSETS — 100.0%		$163,755,712

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are secured by U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Target 2025 – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the most recent bid prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	–	$ 137,900,227	–
U.S. Government Agency Securities	–	24,832,360	–
Temporary Cash Investments	–	12,622,000	–
Total Value of Investment Securities	–	$ 175,354,587	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 159,224,212
Gross tax appreciation of investments	$ 17,916,820
Gross tax depreciation of investments	(1,786,445)
Net tax appreciation (depreciation) of investments	$ 16,130,375

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2009